Note 14 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2019	2018

Cash	17%	14%
Debt securities	29%	28%
Equity securities	45%	51%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Projected benefit obligation, beginning of the year	$1,018	$1,026	$877
Service cost	3	4	3
Interest cost	7	10	14
Benefits paid	-	-	-
Actuarial (gain) loss	(34)	10	58
Settlement	(38)	-	-
Effect of changes in foreign exchange rate	23	(32)	74

Projected benefit obligation, end of the year	$979	$1,018	$1,026

Fair value of plan assets, beginning of the year	$697	$671	$596
Employer contributions	19	20	19
Actual return on plan assets	31	27	6
Effect of changes in foreign exchange rate	18	(21)	50

Fair value of plan assets, end of the year	$765	$697	$671

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Service cost	$3	$4	$3
Interest cost	7	10	14
Expected return on plan assets	(12)	(10)	(11)
Amortization of net pension loss	6	6	3
Curtailment or settlement loss	5	-	-

Net periodic benefit cost	$9	$10	$9

Schedule of Net Funded Status [Table Text Block]
	December 31
	2019	2018

Accumulated benefit obligation	$(837)	$(852)

Project benefit obligation	(979)	(1,018)
Plan assets at fair value	765	697

Funded status of the plan	$(214)	$(321)

Defined Benefit Plan, Assumptions [Table Text Block]
	December 31
	2019	2018

Discount rate	0.7%	0.8%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Discount rate	0.8%	1.0%	1.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.5%	1.5%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2020	$44
2021	18
2022	163
2023	31
2024 and thereafter	280